Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Schedule of fixed non cancelable time charter contracts

Period	Amount
Year 1	$128,295
Year 2	11,413
Total	$139,708